Leases (Tables)	12 Months Ended
Jun. 30, 2022
Leases [Abstract]
Schedule of ROU assets and related lease liabilities
	As of June 30,
	2021	2022	2022
	RMB	RMB	US$
Right-of-use assets	31,329	34,382	5,134
Lease liabilities, current	13,705	11,889	1,775
Lease liabilities, non-current	17,310	23,259	3,472
Total operating lease liabilities	31,015	35,148	5,247

Schedule of weighted average lease term and weighted average discount rate
	As of June 30,
	2021	2022
Weighted average lease term:
Operating leases	2.40 years	3.31 years
Weighted average discount rate:
Operating leases	4.75%	4.75%

Schedule of lease expenses
	Years ended June 30,
	2021	2022	2022
	RMB	RMB	US$

Operating lease expenses	11,129	14,757	2,203
Short-term lease expenses	2,740	7,346	1,097
Total	13,869	22,103	3,300

Schedule of supplemental cash flow information related to leases
	Years ended June 30,
	2021	2022	2022
	RMB	RMB	US$
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating lease	10,879	13,739	2,051
Supplement noncash information
New operating lease liabilities arose from obtaining right-of-use assets	20,317	27,245	4,068
Change on lease liabilities arose from modification on lease terms	(507)	(474)	(71)
Change on lease liabilities arose from early termination of operating leases	(1,287)	(10,739)	(1,603)

Schedule of maturities of lease liabilities
	As of June 30,
	2022	2022
	RMB	US$
Year ending June 30:
2023	13,352	1,993
2024	10,491	1,566
2025	6,404	956
2026	6,388	954
Thereafter	1,609	240
Total remaining undiscounted lease payments	38,244	5,709
Less: Interest	3,096	462
Total present value of lease liabilities	35,148	5,247
Less: Current operating lease liabilities	11,889	1,775
Non-current operating lease liabilities	23,259	3,472